FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2017
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT

31)  FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT

a) Derivative transactions

The derivative financial instruments contracted by the Company are mainly intended to hedge against foreign exchange risk arising from assets and liabilities in foreign currency, risk of inflation on its debentures and leases indexed to the IPCA and against the risk of changes in TJLP of a portion of debt with BNDES. There are no, derivative financial instruments for speculative purposes and possible currency risks are hedged.

Management understands that the Company’s internal controls for its derivatives are adequate to control risks associated with each strategy for the market. Gains/losses obtained or sustained by the Company in relation to its derivatives show that its risk management has been appropriate.

The Company calculates the effectiveness of the derivative contracts to hedge its financial liabilities and cash flows in foreign currency at the beginning of the operation and on an ongoing basis. At December 31, 2017 and 2016, the derivative instruments were effective for the hedged items.

As long as these derivatives contracts qualify for hedge accounting, the hedged item may also be adjusted to fair value, offsetting the result of the derivatives, according to the rules of hedge accounting. This hedge accounting applies both to financial liabilities and probable cash flows in foreign currency.

At December 31, 2017 and 2016, the Company held no embedded derivatives contracts.

Derivatives contracts include specific penalties for breach of contract. Breach of contract provided for in agreements made with financial institutions leads to the early maturity thereof.

a.1) Fair value of derivative financial instruments

The valuation method used to calculate the fair value of financial liabilities (if applicable) and derivative financial instruments was the discounted cash flow method, based on expected settlements or realization of liabilities and assets at market rates prevailing at the balance sheet date.

The fair values of positions in Reais are calculated by projecting future inflows from transactions using B3 yield curves discounting these flows to present value using market DI rates for swaps announced by B3.

The market values of foreign-exchange derivatives were obtained using the market exchange rates in effect at the balance sheet date and projected market rates obtained from the currency’s coupon-rate yield curves. The linear convention of 360 calendar days was used to determine coupon rates of positions indexed in foreign currencies, while the exponential convention of 252 business days was used to determine coupon rates for positions indexed to CDI rates.

Consolidated derivatives financial instruments shown below are registered with B3 and classified as swaps, usually, that do not require margin deposits.

			Accumulated effects from fair
			value
	Notional Value		Amount receivable (payable)
Description	12.31.17	12.31.16	12.31.17	12.31.16
Long position	1,166,777	2,739,524	164,405	212,993

Foreign Currency	326,149	1,522,598	102,876	158,762
US$ (1) (2)	201,445	742,137	49,110	73,833
EUR (2)	11,000	70,064	449	—
LIBOR US$ (1)	113,704	710,397	53,317	84,929

Floating rate	643,589	898,324	28,263	31,987
CDI (1) (2)	249,239	254,883	82	3,979
TJLP (4)	394,350	643,441	28,181	28,008

Inflation rates	197,039	318,602	33,266	22,244
IPCA (3) (5)	166,775	192,318	33,266	17,998
IGPM (6)	30,264	126,284	—	4,246

Short position	(1,363,491)	(2,573,351)	(20,652)	(184,616)

Floating rate	(952,283)	(2,391,882)	(16,417)	(184,545)
CDI (1) (2) (3) (4) (5) (6)	(952,283)	(2,391,882)	(16,417)	(184,545)

Foreign Currency	(411,208)	(181,469)	(4,235)	(71)
US$ (2)	(354,356)	(88,710)	(4,235)	(71)
LIBOR US$ (1)	(56,852)	(92,759)	—	—

		Long position	164,405	212,993
		Current	87,643	68,943
		Non Current	76,762	144,050

		Short position	(20,651)	(184,616)
		Current	(5,239)	(183,212)
		Non Current	(15,412)	(1,404)
		Amounts receivable, net	143,754	28,377
(1)

Foreign currency swaps (US$ and LIBOR) x CDI (R$237,384) - swap transactions for varying debt repayment dates held to hedge currency risk affecting the Company’s loans in US$ (carrying amount R$225,254).

(2)

Foreign currency swaps (Euro and CDI x Euro) (R$70,946) and (US$ and CDI x US$) (R$56,071) - maturing through February 9, 2018 to hedge currency risk affecting net amounts payable (carrying amount R$70,683 in euros) and receivables (carrying amount R$56,081 in US$).

(3)	IPCA x CDI rate swaps (R$39,497) - maturing through 2019 to hedge the same flow as the debentures (4th issue - 3rd series) indexed to the IPCA (carrying amount R$40,322).
(4)	TJLP x CDI swaps (R$390,314) - maturing through 2019 to hedge the risk of TJLP variation on loan with BNDES (carrying amount R$441,167).
(5)	IPCA x CDI swaps (R$224,820) - maturing in 2033 to hedge risk of change in finance lease rate pegged to IPCA (carrying amount R$217,178).
(6)	IGPM x CDI swaps (R$42,842) - maturing 2016 through 2018 to hedge IGP-DI variation risk affecting regulatory commitments related to 4G license.

The table below shows the breakdown of swaps maturing after December 31, 2017:

	Maturing in
					Amount
					receivable
					(payable) at
Swap contract	2018	2019	2020	2021 onwards	12/31/17
Foreign currency x CDI	65,670	36,937	—	—	102,607
CDI x Foreign Currency	(4,524)	(93)	—	—	(4,617)
TJLP x CDI	20,838	7,343	—	—	28,181
IPCA x CDI	722	9,633	1,129	6,402	17,886
IGPM x CDI	(303)	—	—	—	(303)
Total	82,403	53,820	1,129	6,402	143,754

For the purposes of preparing its financial statements, the Company adopted the fair value hedge accounting methodology for its foreign currency swaps x CDI, IPCA x CDI, IGPM x CDI and TJLP x CDI for hedging or financial debt. Under this arrangement, both derivatives and hedged risk are recognized at fair value.

The ineffective portion at December 31, 2017 was R$1,289  (R$2,091 at December 31, 2016).

At December 31, 2017 and 2016, the transactions with derivatives generated consolidated negative (net) result of R$41,985 and R$347,870, respectively (Note 26).

a.2) Sensitivity analysis to the Company’s risk variables

The IFRS 7 requires by disclosing sensitivity analyses for each type of market risk that management understands to be significant when originated by financial instruments to which the entity is exposed at the end of each period, including all derivatives financial instrument transactions.

In making the above analysis, each of the transactions with derivative financial instruments was assessed and assumptions included a probable scenario and two others that could adversely impact the Company.

In the probable scenario the assumption is to use, on the maturity dates of each of the transactions, what the market had been showing through B3 yield curves (currencies and interest rates), as well as data available at IBGE, Central Bank, FGV, among others. In the probable scenario, there is no impact on the fair value of the above-mentioned derivatives. However, for scenarios II and III, risk variables were considered to deteriorate by 25% and 50% respectively.

Since the Company only holds derivatives to hedge its foreign-currency assets and liabilities, changing scenarios are tracked by the corresponding hedged items, thus showing that effects are almost non-existent. For these transactions, the Company reported the consolidated net exposure in each of the above-mentioned three scenarios at December 31, 2017.

Sensitivity analysis - net exposure

Transaction	Risk	Probable	25% depreciation	50% depreciation
Hedge (long position)	Derivatives (depreciation risk EUR)	(70,683)	(88,354)	(106,025)
Payables in EUR	Debt (appreciation risk EUR)	(42,808)	(53,510)	(64,212)
Receivables in EUR	Debt (depreciation risk EUR)	113,754	142,192	170,631
	Net Exposure	263	328	394

Hedge (short position)	Derivatives (depreciation risk US$)	(56,071)	(70,088)	(84,106)
Payables in US$	Debt (appreciation risk US$)	164,648	205,810	246,972
Receivables in US$	Debt (depreciation risk US$)	(108,567)	(135,709)	(162,851)
	Net Exposure	10	13	15

Hedge (long position)	Derivatives (risk of decrease in IPCA)	279,566	259,689	242,286
Debt in IPCA	Debt (risk of increase in IPCA)	(381,564)	(361,681)	(344,274)
	Net Exposure	(101,998)	(101,992)	(101,988)

Hedge (long position)	Derivatives (risk of decrease in IGP-DI)	42,538	42,575	42,612
Debt in IGP-DI	Debt (risk of increase in IGP-DI)	(140,859)	(140,859)	(140,859)
	Net Exposure	(98,321)	(98,284)	(98,247)

Hedge (long position)	Derivatives (risk of decrease in UMBND)	221,553	276,004	330,097
Debt in UMBND	Debt (risk of increase in UMBND)	(225,708)	(281,531)	(337,072)
	Net Exposure	(4,155)	(5,527)	(6,975)

Hedge (long position)	Derivatives (risk of decrease in TJLP)	418,496	414,263	410,144
Debt in TJLP	Debt (risk of increase in TJLP)	(1,586,846)	(1,582,396)	(1,578,066)
	Net Exposure	(1,168,350)	(1,168,133)	(1,167,922)

Hedge (CDI position)
Hedge US$ and EUR (short and long position)	Derivatives (risk of decrease in CDI)	(130,892)	(146,692)	(162,471)
Hedge IPCA (short position)	Derivatives (risk of increase in CDI)	(279,566)	(259,689)	(242,286)
Hedge IGPM (short position)	Derivatives (risk of increase in CDI)	(42,538)	(42,575)	(42,612)
Hedge UMBND (short position)	Derivatives (risk of increase in CDI)	(221,553)	(276,004)	(330,097)
Hedge TJLP (short position)	Derivatives (risk of increase in CDI)	(418,496)	(414,263)	(410,144)
	Net Exposure	(1,093,045)	(1,139,223)	(1,187,610)

Total net exposure in each scenario		(2,465,596)	(2,512,818)	(2,562,333)

Net effect on changes in current fair value		—	(47,222)	(96,737)

The assumptions used by the Company for the sensitivity analysis at December 31, 2017 were as follows:

Sensitivity analysis assumptions

Risk Variable	Probable	25% depreciation	50% depreciation
US$	3.3080	4.1350	4.9620
EUR	3.9676	4.9595	5.9514
JPY	0.0293	0.0367	0.0440
IPCA	2.79%	3.49%	4.19%
IGPM	(0.52)%	(0.65)%	(0.78)%
IGP-DI	(0.27)%	(0.34)%	(0.41)%
UMBND	0.0646	0.0807	0.0969
URTJLP	2.0314	2.5392	3.0470
CDI	6.89%	8.61%	10.34%

For calculation of the net exposure for the sensitivity analysis, all derivatives were considered at market value and hedged items designated for hedge for accounting purposes were also considered at fair value.

The fair values shown in the table above are based on the portfolio position at December 31, 2017, but do not reflect an estimate for realization due to the dynamism of the market, which is constantly monitored by the Company. The use of different assumptions could significantly affect the estimates.

b)  Fair value

The Company assessed their financial assets and liabilities in relation to market values using available information and appropriate valuation methodologies. However, both the interpretation of market data and the selection of valuation methods require considerable judgment and reasonable estimates to produce the most adequate realization value. As a result, the estimates shown do not necessarily indicate amounts that could be realized in the current market. The use of different assumptions for the market and/or methodologies may have a material effect on estimated realization values. At December 31, 2017 and 2016, neither the Company not its subsidiaries detected any significant and enduring impairment of their financial instruments.

The fair value of all assets and liabilities are classified within the fair value hierarchy described below, based on the lowest level of information that is significant to the fair value measurement as a whole:

Level 1: quoted market prices (unadjusted) in active markets for identical assets or liabilities;

Level 2: valuation techniques for which significant lower level of information to measure the fair value directly or indirectly observable; and

Level 3: valuation techniques for which the lowest and significant level of information to measure the fair value is not available.

During years ended December 31, 2017 and 2016, there were no transfers between fair value measurements of level 3 and level 1 and 2.

The following table show the composition of financial assets and liabilities at December 31, 2017 and 2016.

		Fair value	Book value		Fair value
	Classification by category	hierarchy	12/31/17	12/31/16	12/31/17	12/31/16
Financial Assets
Current
Cash and cash equivalents (Note 4)	Amortized cost		4,050,338	5,105,110	4,050,338	5,105,110
Trade accounts receivable, net (Note 5)	Loans and receivables		8,588,466	8,701,688	8,588,466	8,701,688
Derivative transactions (Note 31)	Measured at fair value through profit or loss	Level 2	2,480	3,979	2,480	3,979
Derivative transactions (Note 31)	Hedges (economic)	Level 2	85,163	64,964	85,163	64,964

Noncurrent
Short-term investments pledged as collateral	Amortized cost		81,486	78,166	81,486	78,166
Trade accounts receivable, net (Note 5)	Loans and receivables		273,888	305,411	273,888	305,411
Derivative transactions (Note 31)	Hedges (economic)	Level 2	76,762	144,050	76,762	144,050
Total financial assets			13,158,583	14,403,368	13,158,583	14,403,368

Financial Liabilities
Current
Trade accounts payable (Note 15)	Amortized cost		7,447,100	7,611,246	7,447,100	7,611,246
Loans, financing and finance lease (Note 20)	Amortized cost		1,316,034	1,256,147	1,463,609	1,363,539
Loans, financing and finance lease (Note 20)	Measured at fair value through profit or loss	Level 2	304,921	1,286,828	317,231	1,307,310
Debentures (Note 20)	Amortized cost		1,412,174	2,120,197	1,532,427	2,242,291
Debentures (Note 20)	Measured at fair value through profit or loss	Level 2	312	307	1,490	1,412
Derivative transactions (Note 31)	Measured at fair value through profit or loss	Level 2	4,504	4,111	4,504	4,111
Derivative transactions (Note 31)	Hedges (economic)	Level 2	735	179,101	735	179,101

Noncurrent
Trade accounts payable (Note 15)	Amortized cost		—	71,907	—	71,907
Loans, financing and finance lease (Note 20)	Amortized cost		1,353,582	1,837,077	1,291,974	1,668,524
Loans, financing and finance lease (Note 20)	Measured at fair value through profit or loss	Level 2	520,421	874,982	505,422	822,818
Debentures (Note 20)	Amortized cost		3,068,243	1,396,813	2,866,372	1,260,814
Debentures (Note 20)	Measured at fair value through profit or loss	Level 2	40,010	36,990	37,717	34,124
Contingent consideration (Note 20)	Measured at fair value through profit or loss	Level 2	446,144	414,733	446,144	414,733
Derivative transactions (Note 31)	Hedges (economic)	Level 2	15,412	1,404	15,412	1,404
			15,929,592	17,091,843	15,930,137	16,983,334

c)  Capital management

The purpose of the Company’s capital management is to ensure maintenance of a high credit rating before institutions and an optimal capital ratio in order to support the Company’s business and maximize shareholder value.

The Company manages its capital structure by making adjustments and adapting to current economic conditions. For this purpose, the Company may pay dividends, raise new loans, issue debentures and contract derivatives. For the year ended December 31, 2017, there were no changes in capital structure objectives, policies or processes.

In its net debt structure, the Company includes balances referring to loans, financing, debentures, finance leasing, contingent consideration and transactions with derivatives, less cash and cash equivalents, short-term investments to secure BNB financing and guarantor of the contingent consideration liability.

The Company’s ratio of consolidated debt to shareholders’ equity consists of the following:

	12.31.17	12.31.16
Cash and cash equivalents	4,050,338	5,105,110
Loans, financing, debentures, financial lease and contingent consideration	(8,461,841)	(9,224,074)
Derivative transactions, net	143,754	28,377
Short-term investment pledged as collateral	11,722	10,773
Asset guarantor of contingent consideration	446,144	414,733
Net debt	3,809,883	3,665,081
Net equity	69,461,358	69,244,419
Net debt-to-equity ratio	5.48%	5.29%

d)  Risk management policy

The Company is exposed to several market risks as a result of its commercial operations, debts contracted to finance its activities and debt-related financial instruments.

d.1) Currency Risk

There is risk arising from the possibility that the Company may incur losses due to fluctuating exchange rates, which add to costs arising from loans denominated in foreign currencies.

At December 31, 2017, 2.7% of financial debt was foreign-currency denominated (14.0% at December 31, 2016). The Company enters into derivative transactions (currency hedge) with financial institutions to hedge against exchange rate variation affecting its total indebtedness in foreign currency (R$225,254 and R$1,287,864 at 31 December 2017 and 2016, respectively). Its total debt on these dates was covered by asset positions in currency-exchange hedge transactions with CDI-rate swaps.

There is also foreign exchange risk for non-financial assets and liabilities denominated in foreign currencies, which may generate a smaller amount receivable or larger amount payable depending on the exchange rate in the period.

Hedging transactions were engaged to minimize the risks associated with exchange-rate variation of non-financial assets and liabilities in foreign currencies. This balance is subject to daily changes due to the dynamics of the business. However, the Company intends to cover the net balance of these rights and obligations (US$16,953 thousand receivable and €17,535 thousand payable by December 31, 2017 and US$17,293 thousand receivable and €5,695 thousand payable by December 31, 2016) to mitigate its foreign exchange risks.

d.2) Interest and Inflation Risk

This risk arises because the Company may incur losses in the event of an unfavorable change in the domestic interest rate, which may adversely affect financial expenses resulting from the portion of debentures referenced to the CDI and liability positions in derivatives (currency hedge, IPCA and TJLP) pegged to floating interest rates (CDI).

The debt with BNDES is indexed to the Long-Term Interest Rate (TJLP) which is set on a quarterly basis by the National Monetary Council. During the year 2016 and for the quarter ended March 30, 2017, the TJLP was 7.5%. In the third quarter of 2017, the TJLP remained at 7.0%, until the end of the year.

Inflation risk arises from the Minas Comunica debentures of the 1st issue, which are tied to the IPCA and thus may adversely affect financial expenses in the event of an unfavorable change in this index.

To reduce exposure to the variable interest rate (CDI), the Company invested their cash equivalents of R$3,932,539 at December 31, 2017 (R$4,906,741 at December 31, 2016), mostly in short-term CDI-based financial investments (Bank Deposit Certificates). The carrying amounts of these instruments approach their fair values, since they may be redeemed in short term.

d.3) Liquidity Risk

Liquidity risk is the possibility of the Company not holding sufficient funds to meet their commitments due to different currencies and dates of realization of rights and settlement of obligations.

The Company structure the maturity dates of non-derivative financial contracts, as shown in Note 20, and their respective derivatives, as shown in the schedule of payments disclosed in this note, to avoid affecting their liquidity.

The Company cash flow and liquidity and those of its subsidiaries are managed on a daily basis by the departments in charge to ensure that operating cash flows and prior funding, when necessary, will be sufficient to meet their schedule of commitments in order to avoid liquidity risk.

Below, we summarize the maturity profile of our consolidated financial liabilities as set forth in loan agreements:

	Less than one
At 12.31.17	year	From 1 to 2 years	From 2 to 5 years	Over 5 years	Total
Trade accounts payable (Note 15)	7,447,100	—	—	—	7,447,100
Loans, financing and finance lease (Note 20)	1,620,955	780,904	885,411	207,688	3,494,958
Contingent consideration (Note 20)	—	—	—	446,144	446,144
Debentures (Note 20)	1,412,486	66,252	3,042,001	—	4,520,739
Derivative transactions (Note 31)	5,239	93	—	15,319	20,651
Total	10,485,780	847,249	3,927,412	669,151	15,929,592

	Less than one
At 12.31.16	year	From 1 to 2 years	From 2 to 5 years	Over 5 years	Total
Trade accounts payable (Note 15)	7,611,246	—	—	71,907	7,683,153
Loans, financing and finance lease (Note 20)	2,542,975	1,129,939	1,326,269	255,851	5,255,034
Contingent consideration (Note 20)	—	—	—	414,733	414,733
Debentures (Note 20)	2,120,504	1,355,683	78,120	—	3,554,307
Derivative transactions (Note 31)	183,212	1,185	97	122	184,616
Total	12,457,937	2,486,807	1,404,486	742,613	17,091,843

d.4) Credit Risk

The risk arises from the possibility of the Company incurring losses due to difficulty in receiving amounts billed to their customers and sales of prepaid handsets and cards that have been pre-activated for the distribution network.

The credit risk on accounts receivable is diversified and mitigated by strict control of the customer base. The Company constantly monitors the level of accounts receivable from postpaid services, and limits bad-debt risk by cutting off access to telephone lines if bills are past due. The mobile customer base predominantly uses the prepaid system, which requires purchase of credits beforehand and therefore does not pose credit risk. Exceptions are made for emergency services that must be maintained for security or national defense reasons.

Credit risk on sales of pre-activated prepaid handsets and cards is managed by a conservative policy for granting credit, using modern credit scoring methods, analyzing financial statements and consultations to commercial databases, in addition to requesting guarantees.

The Company is also subject to credit risk arising from their investments, letters of guarantee received as collateral for certain transactions and receivables from derivative transactions. The Company control the credit limits granted to each counterpart and diversify this exposure across first tier financial institutions as per current credit policies of financial counterparties.

d.5) Social and Environmental Risks

Our operations and properties are subject to various environmental laws and regulations that, among others, govern environmental licenses and records, protection of fauna and flora, air emissions, waste management and remediation of contaminated sites. If we fail to meet present and future requirements, or to identify and manage new or existing contamination, we will incur in significant costs, which include cleaning costs, damages, compensation, fines, activities suspension and other penalties, investments to improve our facilities or change our processes, or interruption of operations. The identification of environmental conditions not currently identified, more stringent inspections by regulatory agencies, the entry into force of more stringent laws and regulations or other unanticipated events may occur and, ultimately, result in significant environmental liabilities and their costs. The occurrence of any of the above factors could have a material adverse effect on our business, results of operations and financial position. According to Article 75 of Law No. 9605 of 1998, the maximum fine per breach of environmental law is R$50,000.

From the social point of view, we are exposed to contingent liabilities due to the fact that our structure foresees the hiring of outsourced service providers. These potential liabilities may involve labor claims by service providers who could eventually be treated as direct employees, which would generate requests for links and joint liability in overtime claims and occupational accidents, among others. If we obtain an unfavorable decision in relation to a significant portion of these contingencies that have not yet been provisioned, our financial and equity situation and the results of our operations may be affected.

d.6) Insurance Coverage

The policy of the Company, as well as the Telefónica Group, includes contracting insurance coverage for all assets and liabilities involving significant and high-risk amounts, based on management's judgment and following Telefónica corporate program guidelines.

At December 31, 2017, maximum limits of claims (established pursuant to the agreements of each entity consolidated by the Company) for significant assets, liabilities or interests covered by insurance and their respective amounts were R$1,501,052 for operational risks (with loss of profit) and R$75,000 for general civil liability.

d.7) Other Risks

The Company is required to comply with Brazilian anti-corruption laws and regulations, as well as laws and regulations on the same subject in jurisdictions where it has its securities traded. In particular, the Company is subject, in Brazil, to the Law nº 12.846/2013 and, in the United States, to the U.S. Foreign Corrupt Practices Act of 1977.

Although the Company has internal policies and procedures designed to ensure compliance with the aforementioned anti-corruption laws and regulations, there can be no assurance that such policies and procedures will be sufficient or that the Company’s employees, directors, officers, partners, agents and service providers will not take actions in violation of the Company’s policies and procedures (or otherwise in violation of the relevant anti-corruption laws and regulations) for which the Company or they may be ultimately held responsible. Violations of anti-corruption laws and regulations could lead to financial penalties, damage to the Company’s reputation or other legal consequences that could have a material adverse effect on the Company’s business, results of operations and financial condition.

In connection with the above-mentioned policies, the Company is currently conducting an internal investigation - which is part of a broader investigation being conducted by the controlling shareholder of the Company (Telefónica, S.A.) - regarding possible violations of the abovementioned laws and regulations. The Company is in contact with governmental authorities about this matter and intends to cooperate with those authorities as the investigation continues. It is not possible at this time to predict the scope or duration of this matter or its likely outcome.